Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Accounts receivable	327,232	466,965	77,137
Allowance for doubtful accounts	(1,161)	(1,253)	(207)

Total	326,071	465,712	76,930

As of December 31, 2012 and 2013, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Beginning balance	371	1,161	192
Additions charged to bad debt expense	790	251	41
Write off	—	(159)	(26)

Ending balance	1,161	1,253	207

The Group recognized additions to allowance for doubtful accounts related to continuing operations amounting to RMB206, RMB790 and RMB251 (US$41) within general and administrative expenses, for the years ended December 31, 2011, 2012 and 2013, respectively.